UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		January 22, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		95
						----

Form 13F Information Table Value Total:		$68,472
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON RENTS INC		COM		002535201	642		23150	SH		Sole				1350		21800
ABBOTT LABS 		COM		002824100	945		17500	SH		Sole				11350		6150
ABIOMED INC		COM		003654100	863		98850	SH		Sole				34250		64600
ABOVENET INC		COM		00374n107	849		13050	SH		Sole				750		12300
ACE LTD			SHS		h0023r105	723		14340	SH		Sole				14340
ADVANCED AUTO PARTS	COM		00751y106	1288		31810	SH		Sole				26310		5500
ALASKA AIR GROUP INC	COM		011659109	766		22150	SH		Sole				1350		20800
ALEXION PHARMA		COM		015351109	203		4150	SH		Sole				4150
ALTRIA GROUP INC	COM		02209s103	570		29050	SH		Sole				29050
AMDOCS LTD		ORD		G02602103	937		32850	SH		Sole				21450		11400
AMERICAN ITALIAN PASTA	CL A		027070101	1554		44660	SH		Sole				19160		25500
AMETEK INC		COM		031100100	740		19350	SH		Sole				12600		6750
AON CORP		COM		037389103	263		6860	SH		Sole				6860
APACHE CORP		COM		037411105	659		6390	SH		Sole				6390
APOLLO GROUP INC	CL A		037604105	854		14100	SH		Sole				11200		2900
ARRAY BIOPHARMA, INC	COM		04269x105	438		155750	SH		Sole				9550		146200
ATWOOD OCEANICS		COM		050095108	574		16000	SH		Sole				1100		14900
BALLY TECHNOLOGIES INC	COM		05874b107	778		18850	SH		Sole				1700		17150
BIOMARIN PHARMA INC	COM		09061g101	465		24700	SH		Sole				1650		23050
BOSTON SCIENTIFIC CORP	COM		101137107	567		62950	SH		Sole				41300		21650
CAL-MAINE FOODS INC	COM		128030202	881		25850	SH		Sole				2050		23800
CEPHALON INC		COM		156708109	383		6140	SH		Sole				6140
CEPHEID			COM		15670r107	519		41550	SH		Sole				2800		38750
CHARLES RIV LABS INTL	COM		159864107	1321		39200	SH		Sole				16300		22900
COMCAST CORP		CL A		20030n101	721		42773	SH		Sole				42773
COMTECH TELECOM CORP	COM		205826209	741		21150	SH		Sole				1650		19500
CONOCOPHILLIPS		COM		20825c104	781		15290	SH		Sole				15290
COVIDIEN LTD		SHS		g2554f105	1090		22760	SH		Sole				15210		7550
CVS CAREMARK CORP	COM		126650100	677		21010	SH		Sole				21010
DELL INC		COM		24702r101	625		43520	SH		Sole				43520
DEVON ENERGY CORP	COM		25179m103	674		9170	SH		Sole				9170
DIRECTV GROUP INC	COM CL A	25490a101	859		25760	SH		Sole				25760
EBAY INC		COM		278642103	676		28750	SH		Sole				28750
EMC CORP		COM		268648102	820		46950	SH		Sole				30700		16250
ENTEGRIS INC		COM		29362u104	658		124650	SH		Sole				7950		116700
ESTERLINE TECHNOLOGIES	COM		297425100	909		22300	SH		Sole				1350		20950
EXXON MOBIL CORP	COM		30231G102	532		7800	SH		Sole				5100		2700
FAIR ISAAC & CO		COM		303250104	1055		49500	SH		Sole				15650		33850
FEDERATED INVESTORS INC	CL B		314211103	777		28250	SH		Sole				1700		26550
FOREST LABS INC		COM		345838106	778		24230	SH		Sole				24230
FTI CONSULTING INC	COM		302941109	736		15600	SH		Sole				900		14700
GAMESTOP CORP.		CL A		36467w109	615		28050	SH		Sole				18250		9800
GENERAL DYNAMICS CORP	COM		369550108	577		8470	SH		Sole				8470
GILEAD SCIENCES INC COM	COM		375558103	917		21200	SH		Sole				16050		5150
GOOGLE INC		CL A		38259p508	1054		1700	SH		Sole				1100		600
GULFMARK OFFSHORE INC	COM		402629109	262		9250	SH		Sole				750		8500
HANOVER INS GROUP INC	COM		410867105	795		17900	SH		Sole				1100		16800
HESS CORP		COM		42809h107	303		5000	SH		Sole				5000
HEWLETT-PACKARD CO	COM		428236103	1010		19600	SH		Sole				12850		6750
IMMUNOGEN INC		COM		45253h101	410		52200	SH		Sole				3200		49000
INFORMATICA CORP	COM		45666q102	1144		44200	SH		Sole				14300		29900
INTUIT INC		COM		461202103	1045		34000	SH		Sole				25750		8250
ITT EDUCATIONAL SVCS 	COM		45068b109	729		7600	SH		Sole				4950		2650
J P MORGAN CHASE & CO	COM		46625h100	733		17590	SH		Sole				17590
KBR INC			COM		48242w106	526		27700	SH		Sole				1900		25800
KNIGHT CAPITAL GROUP 	CL A		499005106	753		48900	SH		Sole				3800		45100
LENNAR CORP		CL A		526057104	546		42750	SH		Sole				2900		39850
MASTERCARD INC		CL A		57636q104	1377		5380	SH		Sole				3980		1400
MAXIMUS INC		COM		577933104	728		14550	SH		Sole				850		13700
MEDNAX INC		COM		58502b106	751		12500	SH		Sole				750		11750
MEDTRONIC INC COM	COM		585055106	596		13550	SH		Sole				13550
MERCK & CO INC		COM		58933Y105	745		20400	SH		Sole				13300		7100
MF GLOBAL HOLDINGS LTD	SHS		55277j108	632		90900	SH		Sole				8050		82850
MICROMET INC		COM		59509c105	813		122000	SH		Sole				38200		83800
MICROSOFT CORP		COM		594918104	1875		61515	SH		Sole				49365		12150
MOLSON COORS BREWING	CL B		60871r209	585		12960	SH		Sole				12960
MONSANTO CO		COM		61166w101	785		9600	SH		Sole				6250		3350
NATIONAL OILWELL VARCO	COM		637071101	258		5850	SH		Sole				5850
NOVELL INC		COM		670006105	548		132050	SH		Sole				7600		124450
ONYX PHARMA, INC	COM		683399109	1184		40350	SH		Sole				13550		26800
PARTNERRE LTD		COM		g6852t105	682		9140	SH		Sole				9140
PERKINELMER INC		COM		714046109	694		33700	SH		Sole				2850		30850
PHILIP MORRIS INTL	COM		718172109	745		15450	SH		Sole				10150		5300
POTASH CORP OF SASK	COM		73755l107	264		2430	SH		Sole				2430
PULTE HOMES INC		COM		745867101	111		11100	SH		Sole				11100
QUALCOMM INC		COM		747525103	761		16450	SH		Sole				10750		5700
REDWOOD TRUST INC	COM		758075402	426		29450	SH		Sole				1750		27700
RITCHIE BROS AUCTNRS 	COM		767744105	732		32650	SH		Sole				2700		29950
S& P 500 DEPSTRY RCPT	UNIT SER 1	78462f103	267		2400	SH		Sole				2400
SERVICE CORP INTL	COM		817565104	737		90000	SH		Sole				5700		84300
SNAP-ON INC		COM		833034101	682		16150	SH		Sole				1300		14850
SPDR GOLD TRUST ETF	GOLD SHS	78463v107	461		4300	SH		Sole				4300
STATE STREET CORP	COM		857477103	1154		26510	SH		Sole				21660		4850
STERIS CORP		COM		859152100	685		24500	SH		Sole				2050		22450
SURMODICS INC		COM		868873100	410		18100	SH		Sole				1150		16950
SYCAMORE NETWORKS INC	COM		871206405	268		12804	SH		Sole				840		11964
SYMANTEC CORP		COM		871503108	249		13900	SH		Sole				13900
SYNOPSYS INC		COM		871607107	626		28100	SH		Sole				2650		25450
TIDEWATER INC		COM		886423102	1000		20850	SH		Sole				6400		14450
TIME WARNER CABLE	COM		88732j207	966		23350	SH		Sole				15300		8050
TRANSOCEAN INC		REG SHS		h8817h100	547		6604	SH		Sole				4454		2150
TYCO INTERNATIONAL LTD	SHS		h89128104	340		9530	SH		Sole				9530
VISIONCHINA MEDIA INC	SPONS ADR	92833u103	779		71350	SH		Sole				4250		67100
WAL-MART STORES INC	COM		931142103	834		15600	SH		Sole				10200		5400
YAHOO INC		COM		984332106	865		51550	SH		Sole				33900		17650